As filed electronically with the Securities and Exchange Commission on February 17, 2009.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 78
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04419
Amendment No. 79
(Check appropriate box or boxes.)
Transamerica Series Trust
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Approximate date of proposed public offering:
It is proposed that this filing will become effective:
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☑	On March 20, 2009 pursuant to paragraph (b) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 78 to the Registration Statement of Transamerica Series Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 75, as previously filed with the Securities and Exchange Commission on December 5, 2008, for Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP, and Transamerica Hanlon Managed Income VP.
The prospectus and statement of additional information for the other series of Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.
Post-Effective Amendment No. 75 as previously filed with the Securities and Exchange Commission on December 5, 2008 for Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP, and Transamerica Hanlon Managed Income VP, is also incorporated herein by reference.
Post-Effective Amendment No. 76 as previously filed with the Securities and Exchange Commission on January 30, 2009 for Transamerica ProFund UltraBear VP, is also incorporated herein by reference.
Post-Effective Amendment No. 77 as previously filed with the Securities and Exchange Commission on February 12, 2009 for Transamerica BlackRock Dynamic Allocation VP and Transamerica BlackRock Global Allocation VP, is also incorporated herein by reference.

PART C
OTHER INFORMATION
Item 23. Exhibits
List all exhibits filed as part of the Registration Statement.
(a)	(1) Certificate of Trust – Transamerica Series Trust (9)
(2)	Declaration of Trust (10)

(3)	Amended and Restated Declaration of Trust (19)
(b)	(1) Bylaws (19)

(c)	Not applicable

(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement (3)
a.	Investment Advisory Agreement (updated Schedule A dated May 1, 2007) (16)

b.	Investment Advisory Agreement (updated Schedule A dated August 1, 2007) (17)

c.	Amendment to Investment Advisory Agreement dated January 1, 2008 (20)

d.	Investment Advisory Agreement (updated Schedule A dated May 1, 2008) (19)

e.	Investment Advisory Agreement (updated Schedule A dated November 10, 2008) (21)

f.	Investment Advisory Agreement (updated Schedule A dated May 1, 2009) (to be filed by amendment)
(2)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (12)

b.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (15)
(3)	Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (16)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (19)
(4)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP (15)

(5)	Sub-Advisory Agreement on behalf of Transamerica Third Avenue Value VP (2)

(6)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP (16)
(7)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Small Cap VP (2)

(8)	Sub-Advisory Agreement on behalf of Transamerica Marsico Growth VP (5)

(9)	Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (12)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (19)
(10)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Mid Cap Value VP (7)

(11)	Sub-Advisory Agreement on behalf of Transamerica Science & Technology VP) (15)

(12)	Sub-Advisory Agreement on behalf of Transamerica Templeton Global VP – Transamerica Investment Management, LLC (15)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Templeton Global VP – Templeton Investment Counsel, LLC (15)
(13)	Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (4)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (19)
(14)	Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP (16)

(15)	Sub-Advisory Agreement on behalf of Transamerica Munder Net50 VP (15)

(16)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP (6)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP (12)
(17)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP (3)

(18)	Sub-Advisory Agreement on behalf of Transamerica Convertible Securities VP and Transamerica Money Market VP (3)

(19)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Large Cap Core VP (3)

(20)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Active International Allocation VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Active International Allocation VP (15)
(21)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Equity Income VP and Transamerica T. Rowe Price Growth Stock VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Equity Income VP and T. Rowe Price Growth Stock VP (12)
(22)	Sub-Advisory Agreement on behalf of Transamerica Capital Guardian Value VP, Transamerica Capital Guardian U.S. Equity VP and Transamerica Capital Guardian Global VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Capital Guardian Value VP, Transamerica Capital Guardian U.S. Equity VP and Transamerica Capital Guardian Global VP (12)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreements on behalf of Transamerica Capital Guardian Value VP and Transamerica Capital Guardian U.S Equity VP (19)
(23)	Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP (15)
(24)	Sub-Advisory Agreement on behalf of Transamerica Small/Mid Cap Value VP (7)

(25)	Sub-Advisory Agreement on behalf of Transamerica U.S. Government Securities VP (3)

(26)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP (12)
(27)	Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (19)
(28)	Sub-Advisory Agreement on behalf of Transamerica Equity VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Equity VP (15)
(29)	Sub-Advisory Agreement on behalf of Transamerica Growth Opportunities VP and Transamerica Value Balanced VP (5)

(30)	Sub-Advisory Agreement on behalf of Transamerica Equity II VP (6)

(31)	Sub-Advisory Agreement on behalf of Transamerica Balanced VP (7)

(32)	Morningstar Asset Allocation Management Agreement (10)
a.	Amendment to Asset Allocation Management Agreement (12)
(33)	Form of Sub-Advisory Agreement on behalf of Transamerica Strategic Selection Fund (17)

(34)	Sub-Advisory Agreement on behalf of Transamerica Index 50 VP and Transamerica Index 75 VP (19)

(35)	Sub-Advisory Agreement on behalf of Transamerica Efficient Markets VP (21)

(36)	Investing Agreement on behalf of Transamerica 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP (19)

(37)	Sub-Advisory Agreement on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP (to be filed by amendment)

(38)	Sub-Advisory Agreement on behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP (to be filed by amendment)

(39)	Sub-Advisory Agreement on behalf of Transamerica ProFund UltraBear VP (to be filed by amendment)

(40)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Dynamic Allocation VP and Transamerica BlackRock Global Allocation (to be filed by amendment)
(e)	Distribution Agreement (2)
a.	Amendment to Distribution Agreement (16)

b.	Distribution Agreement (updated Schedule A dated August 1, 2007) (17)

c.	Amended and Restated Distribution Agreement dated November 1, 2007 (19)

d.	Amendment to Distribution Agreement dated May 1, 2008 (20)

e.	Distribution Agreement (updated Schedule dated May 1, 2008 (20)

f.	Distribution Agreement (updated Schedule dated May 1, 2009 (to be filed by amendment)
(f)	Amended and Restated Trustees’ Deferred Compensation Plan dated April 3, 2008 (19)

(g)	Custodian Agreement (1)
(h)	(1) Administrative Services and Transfer Agency Agreement (1)
a.	Amendment to Administrative Services and Transfer Agency Agreement (8)
(2)	Expense Limitation Agreement (15)
a.	Schedule A and B to Expense Limitation Agreement dated May 1, 2007 (16)

b.	Schedule A and B to Expense Limitation Agreement dated May 1, 2008 (19)

c.	Amendment to Expense Limitation Agreement dated May 1, 2008 (20)

d.	Amendment to Expense Limitation Agreement dated May 1, 2009 (to be filed by amendment)
(3)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended (17)
(i)	Opinion of Counsel (21)

(j)	Not applicable

(k)	Not applicable

(l)	Not applicable

(m)	Plan of Distribution under Rule 12b-1
(1)	Initial Class (2)

(2)	Service Class (17)

(3)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (19)

(4)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (20)
a.	12b-1 Plan (updated Schedule dated May 1, 2009 (to be filed by amendment)
(n)	Not applicable

(o)	Reserved

(p)	Code of Ethics
(1)	Joint Code of Ethics dated April 4, 2008 (Adviser and Funds) (19)
SUB-ADVISERS
(3)	Federated Investment Management Company of Pennsylvania (11)

(4)	Columbia Management Advisors, LLC (11)

(5)	Transamerica Investment Management, LLC (11)

(6)	T. Rowe Price Associates, Inc (11)

(7)	Van Kampen Asset Management (11)

(8)	Third Avenue Management LLC (13)

(9)	American Century Investment Management, Inc. (11)

(10)	Munder Capital Management (12)

(11)	ING Clarion Real Estate Securities (11)

(12)	Jennison Associates LLC (11)

(13)	MFS Investment Management (12)

(14)	Pacific Investment Management Company LLC (11)

(15)	J.P Morgan Investment Management, Inc. (11)

(16)	Morgan Stanley Investment Management, Inc. (11)

(17)	Capital Guardian Trust Company (15)

(18)	Templeton Investment Counsel, LLC (11)

(19)	Morningstar Associates, LLC (11)

(20)	ClearBridge Advisors, LLC (16)

(21)	BlackRock Investment Management, LLC (13)

(22)	AEGON USA Investment Management, LLC (19)

(23)	Foxhall Capital Management, Inc. (22)

(24)	Hanlon Investment Management, Inc. (22)

(24)	ProFund Advisors LLC (to be filed by amendment)
(q)	Powers of Attorney (18) and (19)

(1)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(3)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(4)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.

(6)	Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.

(7)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(8)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(9)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(10)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 6, 2005 and incorporated herein by reference.

(11)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference (File No. 33-02659).

(12)	Previously filed with Post-Effective Amendment No. 66 to the Registration Statement filed on April 28, 2006 and incorporated herein by reference.

(13)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659)

(14)	Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2007 and incorporated herein by reference (File No. 333-136346).

(15)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.

(16)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.

(17)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.

(18)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.

(19)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.

(20)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.

(21)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.

(22)	Previously filed with Post-Effective Amendment No. 75 to the Registration Statement filed on December 5, 2008 and incorporated herein by reference.
Item 24. Persons Controlled by or under Common Control with Registrant.
To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25. Indemnification.
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws which are incorporated herein by reference.
Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser.
Transamerica American Century Large Company Value VP: Sub-Adviser — American Century Investment Management Inc. (“American Century”)
          American Century is located at 4500 Main Street, Kansas City, Missouri 64111. James Evans Stowers, Jr. is a Director; Jonathan Thomas is a Director and Executive Vice President; Maryanne Roepke is Chief Compliance Officer; Charles A. Etherington is Chief Legal Officer and Senior Vice President; Enrique Chang is President, Chief Executive Officer and Chief Investment Officer; John W. Zindel is Chief Financial Officer and Chief Accounting Officer.
* * *
Transamerica BlackRock Large Cap Value VP, Transamerica BlackRock Dynamic Allocation VP and Transamerica BlackRock Global Allocation VP: Sub-Adviser — BlackRock Investment Management, LLC (“BlackRock”)
BlackRock,, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as sub-adviser to Transamerica BlackRock Large Cap Value VP. Laurence Douglas Fink is Chief Executive Officer; Robert Kapito is President; Scott Amero is Vice Chairman; Paul Audet is Chief Financial Officer and Managing Director; Robert Connolly is General Counsel, Secretary and Managing Director; Robert Doll is Vice Chairman; Robert Fairbairn is Vice Chairman; Charles Hallac is Vice Chairman; Barbara Novick is Vice Chairman; Susan Wagner is Vice Chairman and Chief Operating Officer.
* * *
Transamerica Capital Guardian Global VP, Transamerica Capital Guardian U.S. Equity VP and Transamerica Capital Guardian Value VP: Sub-Adviser – Capital Guardian Trust Company (“Capital Guardian”)
          Capital Guardian is located at One Market Street, Steuart Tower, Suite 1800, San Francisco, California 94105. The executive officers include:

Chairman	David I. Fisher
Vice Chair	Nancy J. Kyle
Vice Chair	Eugene P. Stein
President	Andrew F. Barth
Executive Vice President	P. Andrew Stenovec
Senior Vice President & President, PIM Division	John B. Emerson
Senior Vice President	Michael Ericksen
Senior Vice President & Treasurer	Michael A. Felix
Senior Vice President & Senior Counsel	Peter C. Kelly
Senior Vice President	Lianne K. Koeberle
Senior Vice President	Karen A. Miller
Senior Vice President	Robert H. Niethart

Senior Vice President	Theodore R. Samuels
Senior Vice President	Lionel M. Sauvage
Senior Vice President	Eric H. Stern
Senior Vice President	Jill A. Sumiyasu
Senior Vice President	Alan J. Wilson
Director	Victor D. Kohn
Director	Karin L. Larson
Director	Jason M. Pilalas
Director	Marie C. Powell
* * *
Transamerica Clarion Real Estate Securities VP: Sub-Adviser – ING Clarion Global Real Estate Securities (“Clarion”)
          Clarion is located at 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Steven D. Burton, Executive Officer; Joseph P. Smith, Executive Officer.
* * *
Transamerica Federated Market Opportunity VP: Sub-Adviser — Federated Equity Management Company of Pennsylvania (“Federated”)
          Federated is located at Federated Investors Tower, 1001 Liberty Avenue, 25th Floor, Pittsburgh, Pennsylvania 15222-3779. It is a subsidiary of Federated Investors, Inc. Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $301.6 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLS.; Trustee and President – Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.
          The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.
          The business address of each of the Officers of Federated is Federated Investors Tower, 1001 Liberty Avenue, 25th Floor, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.
* * *

Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP: Sub-Adviser – Foxhall Capital Management, Inc. (“Foxhall”)
          Foxhall is located at 1613 Duke Street, Alexandria, Virginia 22314. Its officers and directors are: Paul G. Dietrich, Chairman, Chief Executive Officer, Co-Chief Investment Officer and Chief Compliance Officer; Hugh A. Johnson, Director; Augustus C. Miller, Director; Gerald P. McBride, Director; Dr. Theodore R. Malloch, Director; Richard G. Ornstein, Director; Tom Kane, Director; Charles H. Merriman, III, Director; John W. Failes, Director; David H. Morton, President and Co-Chief Investment Officer; Heather J. Leonard, Chief Operating Officer.
* * *
Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP: Sub-Adviser – Hanlon Investment Management, Inc. (“Hanlon”)
          Hanlon is located at 3393 Bargaintown Road, Suite 200, Egg Harbor Township, New Jersey 08234. Its officers are: John J. Hanlon, Chief Executive Officer and President; Dierdre A. Downham, Chief Compliance Officer; Donald Williams III, Trading Manager.
* * *
Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP: Sub-Adviser – AEGON USA Investment Management, LLC (“AUIM”)
AUIM is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. Its managers and officers are:
MANAGERS:
David L. Blankenship
David M. Carney
Frank E. Collecchia
Eric B. Goodman
OFFICERS:
Eric B. Goodman, President & Chief Investment Officer
David L. Blankenship, Executive Vice President and Chief Operating Officer
Kirk W. Buese, Executive Vice President – Private and Structured Finance
David M. Carney, Executive Vice President, Treasurer and Chief Financial Officer
Frank E. Collecchia, Executive Vice President-Portfolio Management
Daniel P. Fox, Executive Vice President – Risk Management
Bradley J. Beman, Senior Vice President
Josh E. Braverman, Senior Vice President
Joel L. Coleman, Senior Vice President
Mark E. Dunn, Senior Vice President
Robert Fitzsimmons, Senior Vice President
Kevin A. Giles, Senior Vice President – New Initiatives
David R. Halfpap, Senior Vice President
William L. Hurwitz, Senior Vice President
James R. Landis, Senior Vice President
Calvin W. Norris, Senior Vice President
Eric C. Perry, Senior Vice President
Stephanie M. Phelps, Senior Vice President
James K. Schaeffer, Jr., Senior Vice President
Sarvjeev S. Sidhu, Senior Vice President
Michael B. Simpson, Senior Vice President
Jon L. Skaggs, Senior Vice President
Robert A. Smedley, Senior Vice President
Jeffrey A. Whitehead, Senior Vice President

John F. Bailey, Vice President
James K. Baskin, Vice President
Gregg A. Botkin, Vice President
James K. Cameron, Vice President
Garry E. Creed, Vice President
Douglas A. Dean, Vice President
Bradley D. Doyle, Vice President
Cindy Eason-Manning, Vice President
Mark D. Evans, Vice President
Julie A. Franklin, Vice President
Scott P. Hassenstab, Vice President
William J. Henricksen, Vice President
David Hopewell, Vice President
Frederick B. Howard, Vice President
Karen E. Hufnagel, Vice President
Jon D. Kettering, Vice President
John D. Marcsik, Vice President
Jeffrey T. McGlaun, Vice President
Jeremy S. Mead, Vice President
Steven P. Opp, Vice President
Christopher D. Pahlke, Vice President
Michael J. Parrish, Vice President
Mary T. Pech, Vice President
Greg A. Podhajsky, Vice President
Stacey S. Rutledge, Vice President
Michael S. Smith, Vice President
J. Staley Stewart, Vice President
Debra R. Thompson, Vice President
Michael A. Urban, Vice President
Xueqing Wang, Vice President
Douglas A. Weih, Vice President
Karen R. Wright, Vice President
M. Christina Galligan, Assistant Vice President
Paul J. Houk, General Counsel and Secretary
Jessica L. Cole, Chief Compliance Officer
Clint L. Woods, Assistant Secretary
* * *
Transamerica Jennison Growth VP: Sub-Adviser – Jennison Associates LLC (“Jennison”)
          Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.
          The business and other connections of Jennison Associates LLC’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

Name and Address	Principal Occupation
Dennis M. Kass	Director, Chairman and Chief Executive Officer, Jennison.
Chairman and Manager, Quantitative Management Associates
LLC (“QM”). Director, Senior Managing Director and Vice
President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.

Name and Address	Principal Occupation
Mehdi A. Mahmud	Director, Vice Chairman, Executive Vice President and
Chief Operating Officer, Jennison.

Kathleen A. McCarragher	Director and Managing Director, Jennison.

Timothy Knierim	Director, Jennison. Assistant Secretary, PIM Warehouse, Inc.
Gateway Center Three, 15th Floor	(“PIMW”). Vice President, PIM. Vice President,
100 Mulberry Street	Residential Information Services, Inc. Vice President,
Newark, New Jersey 07102	PIM. Manager, QM.

Bernard B. Winograd	Director, Jennison. Director, Chief Executive Officer and
Gateway Center Three, 15th Floor	President, PIM. Manager and Vice President, Prudential
100 Mulberry Street	Asset Management Holding Company LLC. Director and
Newark, New Jersey 07102	Chairman, PIMW. Director and Chairman, PIC Holdings
Limited. Executive Vice President, Prudential Investment
Management Services LLC. Director and President, PIM
Investments, Inc. President, PIM Foreign Investments,
Inc. Manager, QM.

Ronald K. Andrews	Director, Jennison. Senior Vice President, Prudential
Gateway Center Three, 15th Floor	Investments LLC (“PI”). Senior Vice President, Prudential
100 Mulberry Street	Annuities Advisory Services, Inc. Manager, QM.
Newark, New Jersey 07102

Mirry M. Hwang	Secretary, Vice President and Corporate Counsel, Jennison.

Joseph M. Carrabes	Executive Vice President, Jennison.
1000 Winter Street, Suite 4900 Waltham, Massachusetts 02451

Kenneth Moore	Treasurer, Executive Vice President and Chief Financial
Officer, Jennison. Chief Financial Officer, Manager and
Vice President, QM. Vice President, PIM. Director,
Prudential Trust Company (“PTC”).

Stuart S. Parker	Executive Vice President, Jennison. Vice President, QM.

Leslie S. Rolison	Senior Vice President, Jennison. Vice President, QM.
* * *
Transamerica JPMorgan Enhanced Index VP and Transamerica JPMorgan Mid Cap Value VP: Sub-Adviser — J.P. Morgan Investment Management Inc. (“JPMorgan”) — Transamerica JPMorgan Core Bond VP: Sub-Adviser — JPMorgan Investment Advisors Inc. (“JPMorgan”)
          JPMorgan is a wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.
          The directors and principal officers of JPMorgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 245 Park Avenue, New York, New York 10167: Evelyn V. Guernsey, Managing Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Head of Private Equity and Hedge Funds; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Clive S. Brown, Director, Managing Director, Head of International Business; Iiman A. Pappas, Managing Director, Treasurer; Joseph K. Azelby, Managing Director, Head of Real Estate; Susan M. Canning, Vice President.
          JPMorgan Investment Advisors Inc. is located at 1111 Polaris Parkway, Suite B2, Columbus, Ohio 43240.
* * *

Transamerica Legg Mason Partners All Cap VP: Sub-Adviser – ClearBridge Advisors, LLC (“ClearBridge”)
          ClearBridge, located at 620 Eighth Avenue, New York, New York, 10018, serves as sub-adviser to Legg Mason Partners All Cap. The directors and officers are as follows: Peter Lanning Bain is Interim Chairman; Terrence James Murphy is Chief Operating Officer; Harry David Cohen is Chief Investment Officer; Barbara Brooke Manning is Chief Compliance Officer; and Mark Raymond Fetting, Charles James Daley and Peter Lanning Bain are Directors.
* * *
Transamerica Marsico Growth VP: Sub-Adviser – Columbia Management Advisors, LLC (“CMA”)
          CMA is located at 100 Federal Street, Boston, Massachusetts 02110. Officers and Directors are: Keith T. Banks, Chairman, President, Chief Executive Officer and Manager; Colin Moore, Chief Investment Officer and Manager; Atul Varma, Chief Financial Officer; Christopher L. Wilson, Head of Mutual Funds and Manager for CMA; Linda J. Wondrack, Chief Compliance Officer.
* * *
Transamerica MFS High Yield VP and Transamerica MFS International Equity VP: Sub-Adviser – MFS Investment Management (“MFS”)
          MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Martin E. Beaulieu, Donald A. Stewart, Thomas A. Bogart and Kevin Dougherty. . Robert C. Pozen is the Chairman, Director and Chairman of the Board; Mr. Manning is Director, Chief Executive Officer, Chief Investment Officer, and President; Donald Stewart, Kevin Dougherty and Thomas A Bogart are Directors. Mr. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria D. Dwyer is Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer; Mark N. Polebaum is an Executive Vice President, General Counsel and Secretary; Daniel W. Finegold, Mitchell C. Freestone, Ethan D. Corey, Mark D. Kaplan, Jeremy Kream and Susan S. Newton are Assistant Secretaries; Michael W. Roberge is an Executive Vice President, Chief Investment Officer-U.S. Investments and Co-Director of Global Research; David A. Antonelli is an Executive Vice President, Chief Investment Officer-Non U.S. and Global Equity Investments and Co-Director of Global Research; Paul T. Kirwan is an Executive Vice President, Chief Financial Officer and Treasurer; Elizabeth Petipas is the Assistant Treasurer; Mark D. Kaplan and Susan S. Newton are Assistant Secretaries and Timothy Tierney is the Tax Officer.
* * *
Transamerica Munder Net50 VP: Sub-Adviser – Munder Capital Management (“Munder”)
          Munder, located at 480 Pierce Street, Birmingham, Michigan 48009, performs investment advisory services for investment companies and institutional and individual investors.  The partners of Munder are Munder Capital Holdings, LLC, which owns approximately 95.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management.
          As of December 31, 2007, the ownership of Munder Capital Management was as follows: Sixty-five Munder Capital employees hold partnership units representing 21.9% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.8% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.
Executive Officers of Munder include:
John S. Adams, Chief Executive Officer and Chief Investment Officer, who also serves as President and Principal Executive Officer of The Munder Funds, President and Chief Investment Officer of Pierce Street Advisors, LLC;
Remi J. Browne, Managing Director, International Equity Team;
Tony Y. Dong, Vice Chairman and Senior Portfolio Manager;
Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, LLC, an affiliate of Foreside Financial Group, LLC;

James V. FitzGerald, Managing Director of Distribution and Chief Marketing Officer, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;
Peter K. Hoglund, Managing Director, Chief Administrative Officer, who also serves as Vice President and Principal Financial Officer of The Munder Funds, and Chief Administrative Officer of Pierce Street Advisors, LLC;
Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;
Beth Obear, Managing Director, Human Resources;
Peter G. Root, Managing Director, Chief Investment Officer – Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC; and
Stephen J. Shenkenberg, Managing Director, General Counsel and Chief Compliance Officer, who also serves as Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds, General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC.
* * *
Transamerica PIMCO Total Return VP: Sub-Adviser – Pacific Investment Management Co LLC (“PIMCO”)
PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

Afrasiabi, Mark Saied	Pacific Investment Mgt Co. LLC	Vice President
Agredano, Carlos	Pacific Investment Mgt Co. LLC	Vice President
Ahto, Laura A.	PIMCO Europe Limited	Sr. Vice President
Althof, Michael	Germany Fixed Income	Vice President
Amey, Mike	PIMCO Europe Limited	Executive VP
Anctil, Stacie D.	Pacific Investment Mgt Co. LLC	Vice President
Anderson, Joshua M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Andrews, David S.	Pacific Investment Mgt Co. LLC	Executive VP
Anochie, Kwame A.	Pacific Investment Mgt Co. LLC	Vice President
Arnold, Tammie J.	Pacific Investment Mgt Co. LLC	Managing Director
Asay, Michael R.	Pacific Investment Mgt Co. LLC	Executive VP
Asay, Susan	Pacific Investment Mgt Co. LLC	Vice President
Avancini, Joerg	Germany Fixed Income	Vice President
Baburek, Daniel	PIMCO Japan Limited	Sr. Vice President
Baker, Brian P.	PIMCO Hong Kong	Executive VP
Bal, Gita	PIMCO Europe Limited	Vice President
Balls, Andrew Thomas	Pacific Investment Mgt Co. LLC	Sr. Vice President
Banno, Denise C.	Pacific Investment Mgt Co. LLC	Executive VP
Bansal, Sharad	Pacific Investment Mgt Co. LLC	Vice President
Barnes, Donna E.	Pacific Investment Mgt Co. LLC	Vice President
Baz, Jamil	PIMCO Europe Limited	Executive VP
Beaumont, Stephen B.	Pacific Investment Mgt Co. LLC	Executive VP
Benson, Sandra M.	Pacific Investment Mgt Co. LLC	Vice President
Benz II, William R.	PIMCO Europe Limited	Managing Director
Ben-Zvi, Kfir Naftali	Pacific Investment Mgt Co. LLC	Vice President
Berndt, Andreas	Germany Fixed Income	Sr. Vice President
Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Executive VP
Bishop, Gregory A.	Pacific Investment Mgt Co. LLC	Executive VP
Blair, David James	Pacific Investment Mgt Co. LLC	Vice President
Blau, Volker	Germany Fixed Income	Executive VP
Blomenkamp, Felix	Germany Fixed Income	Sr. Vice President
Blute, Ryan Patrick	PIMCO Europe Limited	Vice President
Bodereau, Philippe	PIMCO Europe Limited	Sr. Vice President
Boehm, Timo	Germany Fixed Income	Vice President

Borneleit, Adam	Pacific Investment Mgt Co. LLC	Sr. Vice President
Bosomworth, Andrew	Germany Fixed Income	Executive VP
Boyd, C Robert	Pacific Investment Mgt Co. LLC	Vice President
Bradshaw, Myles Emmerson Charles	PIMCO Europe Limited	Vice President
Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Sr. Vice President
Brittain, WH Bruce	Pacific Investment Mgt Co. LLC	Executive VP
Broadwater, Kevin M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Brown, Erik C.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Brune, Christopher P.	Pacific Investment Mgt Co. LLC	Vice President
Brynjolfsson, John B.	Pacific Investment Mgt Co. LLC	Managing Director
Bui, Giang H.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Burns, Michael A.	PIMCO Europe Limited	Sr. Vice President
Burns, Robert	Pacific Investment Mgt Co. LLC	Vice President
Burns, Robert Wesley	Pacific Investment Mgt Co. LLC	Consulting MD
Byer, Jeffrey Alan	Pacific Investment Mgt Co. LLC	Vice President
Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	Executive VP
Carnachan, Robert Scott	PIMCO Hong Kong	Sr. Vice President
Cavalieri, John R.	Pacific Investment Mgt Co. LLC	Vice President
Chen, Wing-Harn	Pacific Investment Mgt Co. LLC	Vice President
Chin, Tracy	PIMCO Australia Pty. Ltd.	Vice President
Chipp, William	Pacific Investment Mgt Co. LLC	Vice President
Chopra, Amit	Pacific Investment Mgt Co. LLC	Vice President
Clarida, Richard H	Pacific Investment Mgt Co. LLC	Executive VP
Clark, Marcia K.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Clark, Raymond Matthew	Pacific Investment Mgt Co. LLC	Vice President
Clarke, James Robert	Pacific Investment Mgt Co. LLC	Vice President
Conseil, Cyrille R.	Pacific Investment Mgt Co. LLC	Executive VP
Cressy, Jonathan B.	Pacific Investment Mgt Co. LLC	Vice President
Cummings, John B.	Pacific Investment Mgt Co. LLC	Executive VP
Cupps, Wendy W.	Pacific Investment Mgt Co. LLC	Managing Director
Dada, Suhail H.	PIMCO Europe Limited	Executive VP
Dahlhoff, Juergen	Germany Fixed Income	Vice President
Danielsen, Birgitte	Pacific Investment Mgt Co. LLC	Vice President
Dawson, Craig A.	Pacific Investment Mgt Co. LLC	Executive VP
De Bellis, Mary	Pacific Investment Mgt Co. LLC	Vice President
De Leon, William G.	Pacific Investment Mgt Co. LLC	Executive VP
De Lorenzo, Nicola A.	PIMCO Europe Limited	Vice President
Devlin, Edward	Pacific Investment Mgt Co. LLC	Sr. Vice President
Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Managing Director
Dilek, Burcin	Germany Fixed Income	Vice President
Dorff, David J.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Dorrian, Peter G.	PIMCO Australia Pty. Ltd.	Sr. Vice President
Dugan, Travis J.	Pacific Investment Mgt Co. LLC	Vice President
Durham, Jennifer E.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Dutta, Manish	Pacific Investment Mgt Co. LLC	Vice President
Edler, Vernon	Pacific Investment Mgt Co. LLC	Vice President
Eedes, Linda	PIMCO Europe Limited	Vice President
El-Erian, Mohamed A.	Pacific Investment Mgt Co. LLC	Managing Director
Ellis, Edward L.	Pacific Investment Mgt Co. LLC	Vice President
Eltz, Antoinette	PIMCO Europe Limited	Vice President
England, Jason S.	Pacific Investment Mgt Co. LLC	Vice President
Estep, Bret W.	Pacific Investment Mgt Co. LLC	Vice President
Evans, Stefanie D.	Pacific Investment Mgt Co. LLC	Vice President
Fairchild, Anne Mary	PIMCO Europe Limited	Sr. Vice President
Feeny, Martin E.	Pacific Investment Mgt Co. LLC	Vice President
Fejdasz, Melissa A.	Pacific Investment Mgt Co. LLC	Vice President

Fields, Robert A.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Finkenzeller, Thomas	Germany Fixed Income	Vice President
Fisher, Marcellus M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Flattum, David C.	Pacific Investment Mgt Co. LLC	Executive VP
Foong, Hock Meng	PIMCO Asia Pte Ltd	Executive VP
Forsyth, Andrew C.	PIMCO Canada	Vice President
Fournier, Joseph A.	PIMCO Europe Limited	Sr. Vice President
Fowler, Ellen	Pacific Investment Mgt Co. LLC	Vice President
Foxall, Julian	PIMCO Australia Pty. Ltd.	Sr. Vice President
Frisch, Ursula T.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Fulford III, Richard F.	PIMCO Europe Limited	Executive VP
Furusho, Hiroaki	PIMCO Japan Limited	Vice President
Gandolfi, Alessandro	PIMCO Europe Limited	Sr. Vice President
Garbuzov, Yuri P.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Garden, Kaylee	PIMCO Australia Pty. Ltd.	Vice President
Gibson, Thomas C.	Pacific Investment Mgt Co. LLC	Vice President
Gingrich, Robert M	Pacific Investment Mgt Co. LLC	Vice President
Gleason, George Steven	Pacific Investment Mgt Co. LLC	Executive VP
Gomez, Michael A.	Pacific Investment Mgt Co. LLC	Executive VP
Gore, Gregory T.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Gould, Linda J	Pacific Investment Mgt Co. LLC	Vice President
Grabar, Gregory S.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Graves, Zoya Schoenholtz	Pacific Investment Mgt Co. LLC	Vice President
Greer, Robert J.	Pacific Investment Mgt Co. LLC	Executive VP
Griffiths, Stuart Paul	PIMCO Europe Limited	Vice President
Gross, William H.	Pacific Investment Mgt Co. LLC	Managing Director
Gruben, Kristin Lynn	Pacific Investment Mgt Co. LLC	Vice President
Grzesik, Marco	PELM	Vice President
Gu, Haidi	Pacific Investment Mgt Co. LLC	Vice President
Gupta, Sachin	PIMCO Europe Limited	Vice President
Gupta, Shailesh	Pacific Investment Mgt Co. LLC	Sr. Vice President
Haaf, Tim	Germany Fixed Income	Vice President
Haeckl, Tanja	Germany Fixed Income	Vice President
Hagmeier, William Robert	Pacific Investment Mgt Co. LLC	Vice President
Hally, Gordon C.	Pacific Investment Mgt Co. LLC	Executive VP
Hamalainen, Pasi M.	Pacific Investment Mgt Co. LLC	Managing Director
Hardaway, John P.	Pacific Investment Mgt Co. LLC	Executive VP
Harris, Brent Richard	Pacific Investment Mgt Co. LLC	Managing Director
Harumi, Kazunori	PIMCO Japan Limited	Sr. Vice President
Hastings, Arthur J.	Pacific Investment Mgt Co. LLC	Vice President
Hayes, Ray C.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Heimann, Ilan	PIMCO Europe Limited	Sr. Vice President
Helsing, Jeffrey	Pacific Investment Mgt Co. LLC	Vice President
Herlan, Hans Joerg	Germany Fixed Income	Vice President
Hodge, Douglas M.	PIMCO Japan Limited	Managing Director
Holden, Brent L.	Pacific Investment Mgt Co. LLC	Managing Director
Holloway Jr., Dwight F.	PIMCO Europe Limited	Executive VP
Hudoff, Mark T.	Pacific Investment Mgt Co. LLC	Executive VP
Hughes, Mark Alan	Pacific Investment Mgt Co. LLC	Vice President
Huxhorn, Michael	Germany Fixed Income	Vice President
Ing, Terrence Liu	Pacific Investment Mgt Co. LLC	Vice President
Isberg, Margaret E.	PIMCO Canada	Managing Director
Ishida, Koji	PIMCO Japan Limited	Vice President
Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Managing Director
Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Managing Director
Jann, Juergen	Germany Fixed Income	Sr. Vice President

Johnson, Eric D	Pacific Investment Mgt Co. LLC	Vice President
Johnson, Kelly	Pacific Investment Mgt Co. LLC	Vice President
Johnson, Nicholas J	Pacific Investment Mgt Co. LLC	Vice President
Jones, Steven L.	Pacific Investment Mgt Co. LLC	Vice President
Karpov, Natalie	Pacific Investment Mgt Co. LLC	Vice President
Katz, Ulrich	Germany Fixed Income	Sr. Vice President
Kavafyan, Constance	PIMCO Europe Limited	Vice President
Keck, Andreas	Germany Fixed Income	Sr. Vice President
Kelleher III, Thomas J.	Pacific Investment Mgt Co. LLC	Vice President
Keller, James M.	Pacific Investment Mgt Co. LLC	Managing Director
Kellerhals, Philipp	Germany Fixed Income	Vice President
Kelly, Benjamin Marcus	PIMCO Australia Pty. Ltd.	Vice President
Kersman, Alec	Pacific Investment Mgt Co. LLC	Vice President
Kezelman, Jason M.	Pacific Investment Mgt Co. LLC	Vice President
Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Executive VP
King Jr., John Stephen	Pacific Investment Mgt Co. LLC	Sr. Vice President
King, Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Sr. Vice President
Kirkbaumer, Steven P.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Kishimoto, Yayoi	PIMCO Japan Limited	Vice President
Komatsu, Mitsuaki	PIMCO Japan Limited	Sr. Vice President
Korinke, Kimberley Grace	Pacific Investment Mgt Co. LLC	Vice President
Korinke, Ryan Patrick	Pacific Investment Mgt Co. LLC	Vice President
Kressin, Thomas	Germany Fixed Income	Sr. Vice President
Kuhner, Kevin D.	PIMCO Europe Limited	Vice President
Lackey, Warren M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Larsen, Henrik P.	Pacific Investment Mgt Co. LLC	Sr. Vice President
LeBrun Jr., Richard R.	Pacific Investment Mgt Co. LLC	Vice President
Lee, Alvin Lip Sin	PIMCO Asia Pte Ltd	Vice President
Lee, Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Vice President
Lehavi, Yanay	Pacific Investment Mgt Co. LLC	Sr. Vice President
Li, Li	PIMCO Hong Kong	Vice President
Lian, Chia Liang	PIMCO Asia Pte Ltd	Vice President
Linder, Astrid	Germany Fixed Income	Vice President
Linder, Dominique	Germany Fixed Income	Vice President
Loftus, John S.	Pacific Investment Mgt Co. LLC	Consulting MD
Loh, John J.	Pacific Investment Mgt Co. LLC	Vice President
Lopez, Rafael A.	PIMCO Japan Limited	Vice President
Louanges, Matthieu	Germany Fixed Income	Executive VP
Lowe, Erika Hayflick	Pacific Investment Mgt Co. LLC	Vice President
Lown, David C.	Pacific Investment Mgt Co. LLC	Executive VP
Ludwig, Steven Charles	Pacific Investment Mgt Co. LLC	Sr. Vice President
Mak, Richard	Pacific Investment Mgt Co. LLC	Vice President
Manseau, Chantal Marie-Helene	PIMCO Canada Mgmt	Vice President
Mariappa, Sudesh N.	Pacific Investment Mgt Co. LLC	Managing Director
Martel, Rene	Pacific Investment Mgt Co. LLC	Vice President
Martin, Scott W.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Martini, Nadege	Germany Fixed Income	Vice President
Masanao, Tomoya	PIMCO Japan Limited	Executive VP
Mather, Scott A.	Germany Fixed Income	Managing Director
Mayershofer, Veronika	Germany Fixed Income	Vice President
McCann, Patrick Murphy	Pacific Investment Mgt Co. LLC	Vice President
McCray, Mark V.	Pacific Investment Mgt Co. LLC	Managing Director
McCulley, Paul A.	Pacific Investment Mgt Co. LLC	Managing Director
McDevitt, Joseph V.	PIMCO Europe Limited	Managing Director
Mead, Robert	PIMCO Australia Pty. Ltd.	Executive VP
Meehan Jr., James P.	Pacific Investment Mgt Co. LLC	Sr. Vice President

Meggers, Julie Ann	Pacific Investment Mgt Co. LLC	Vice President
Merz, Frederic	Germany Fixed Income	Vice President
Metsch, Mark E.	Pacific Investment Mgt Co. LLC	Vice President
Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Executive VP
Mierau, Kristion T.	Pacific Investment Mgt Co. LLC	Vice President
Miller Jr., Kendall P.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Miller, John M.	Pacific Investment Mgt Co. LLC	Executive VP
Millimet, Scott A.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Milo, Davida J.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Minaki, Haruki	PIMCO Japan Limited	Sr. Vice President
Mitchell, Gail	Pacific Investment Mgt Co. LLC	Sr. Vice President
Mogelof, Eric J.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Molloy, Carol	PIMCO Australia Pty. Ltd.	Vice President
Monson, Kristen S.	Pacific Investment Mgt Co. LLC	Executive VP
Montgomery, John C.	Pacific Investment Mgt Co. LLC	Vice President
Moore, James F.	Pacific Investment Mgt Co. LLC	Executive VP
Morena, Robert	Pacific Investment Mgt Co. LLC	Sr. Vice President
Muehlethaler, Jeffrey Charles	Pacific Investment Mgt Co. LLC	Vice President
Mukherji, Raja	Pacific Investment Mgt Co. LLC	Sr. Vice President
Mulcahy, Matthew J.	PIMCO Australia Pty. Ltd.	Vice President
Murano, Yuko	PIMCO Japan Limited	Vice President
Murata, Alfred T.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Muzzy, James Frederic	Pacific Investment Mgt Co. LLC	Managing Director
Nabors, Robin	Pacific Investment Mgt Co. LLC	Vice President
Nambimadom, Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Nest, Matthew J.	PIMCO Hong Kong	Vice President
Ng, Albert K.	Pacific Investment Mgt Co. LLC	Vice President
Nguyen, Tommy D.	PIMCO Europe Limited	Vice President
Nicholls, Steven B.	PIMCO Europe Limited	Sr. Vice President
Nieves, Roger O.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Nojima, Sachiko	PIMCO Japan Limited	Vice President
Norris, John F.	Pacific Investment Mgt Co. LLC	Vice President
O’Connell, Gillian	PIMCO Europe Limited	Sr. Vice President
Okamura, Shigeki	Pacific Investment Mgt Co. LLC	Sr. Vice President
Okuma, Sachiko	PIMCO Japan Limited	Vice President
Okun, Ric	Pacific Investment Mgt Co. LLC	Sr. Vice President
Olazabal, Joshua A	Pacific Investment Mgt Co. LLC	Vice President
Ong, Arthur Y.D.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Executive VP
Osborne, Simon Timothy	Pacific Investment Mgt Co. LLC	Vice President
Osses, Guillermo Ariel	Pacific Investment Mgt Co. LLC	Sr. Vice President
Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Managing Director
Ozeki, Koyo	PIMCO Japan Limited	Executive VP
Pagani, Lorenzo P.	Germany Fixed Income	Vice President
Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Paulson, Bradley W.	Pacific Investment Mgt Co. LLC	Executive VP
Perez, Keith	Pacific Investment Mgt Co. LLC	Sr. Vice President
Philipp, Elizabeth M.	Pacific Investment Mgt Co. LLC	Executive VP
Phillipson, Daniel	Germany Fixed Income	Vice President
Pimentel, Rudolph	Pacific Investment Mgt Co. LLC	Vice President
Pittman, David J.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Podlich, William F.	Pacific Investment Mgt Co. LLC	Consulting MD
Porterfield, Mark J.	Pacific Investment Mgt Co. LLC	Executive VP
Potthof, Axel	Germany Fixed Income	Sr. Vice President
Powers, William C.	Pacific Investment Mgt Co. LLC	Managing Director
Putyatin, Vladyslav	PIMCO Europe Limited	Sr. Vice President

Qu, Wendong	Pacific Investment Mgt Co. LLC	Sr. Vice President
Rahari, Pierre-Yves	PIMCO Europe Limited	Vice President
Ratner, Joshua D.	Pacific Investment Mgt Co. LLC	Vice President
Ravano, Emanuele	PIMCO Europe Limited	Managing Director
Reimer, Danelle J.	Pacific Investment Mgt Co. LLC	Vice President
Reimer, Ronald M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Reisz, Paul W.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Repoulis, Yiannis	PELM	Sr. Vice President
Rice, Thomas Edmund	PIMCO Europe Limited	Sr. Vice President
Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Executive VP
Rogers, William A.	PIMCO Australia Pty. Ltd.	Vice President
Rollins, Melody	Pacific Investment Mgt Co. LLC	Sr. Vice President
Romano, Mark A.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Roney, Scott L.	Pacific Investment Mgt Co. LLC	Executive VP
Ronnie, Stephen	Germany Fixed Income	Vice President
Rosen, Bret Jonathan George	Pacific Investment Mgt Co. LLC	Vice President
Rowe, Cathy T.	Pacific Investment Mgt Co. LLC	Vice President
Rudolph, Lynn	Pacific Investment Mgt Co. LLC	Vice President
Ruthen, Seth R.	Pacific Investment Mgt Co. LLC	Executive VP
Sakane, Yoshiyuki	PIMCO Japan Limited	Vice President
Sargent, Jeffrey M.	Pacific Investment Mgt Co. LLC	Executive VP
Schaus, Stacy Leigh	Pacific Investment Mgt Co. LLC	Sr. Vice President
Scherzinger, Marion	Germany Fixed Income	Vice President
Schmider, Ernest L.	Pacific Investment Mgt Co. LLC	Managing Director
Schnatterer, Monika	Germany Fixed Income	Vice President
Schucking, Ivor E.	Pacific Investment Mgt Co. LLC	Executive VP
Schuetz, Patricia Ann	PIMCO Europe Limited	Vice President
Schulist, Stephen O.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Schultes, Adrian O.	Pacific Investment Mgt Co. LLC	Vice President
Schwab, Gerlinde	Germany Fixed Income	Vice President
Schwetz, Myckola	Pacific Investment Mgt Co. LLC	Vice President
Scibisz, Iwona E.	Pacific Investment Mgt Co. LLC	Vice President
Scorah, Ian	PIMCO Europe Limited	Vice President
Sejima, Toru	PIMCO Japan Limited	Vice President
Seksaria, Rahul M.	Pacific Investment Mgt Co. LLC	Vice President
Senne, Verena	PELM	Vice President
Shaler, Timothy L.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Shaw, Matthew D.	Pacific Investment Mgt Co. LLC	Vice President
Sheehy, Erica H.	Pacific Investment Mgt Co. LLC	Vice President
Shepherd, Julie M.	Pacific Investment Mgt Co. LLC	Vice President
Shiroyama, Taro	PIMCO Japan Limited	Vice President
Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Executive VP
Simon, W Scott	Pacific Investment Mgt Co. LLC	Managing Director
Skobtsov, Ivan	Germany Fixed Income	Sr. Vice President
Somersan-Coqui, Aylin	PELM	Vice President
Sonner, Michael	Germany Fixed Income	Sr. Vice President
Soto, Alyssa Michele	Pacific Investment Mgt Co. LLC	Vice President
Spajic, Luke Drago	PIMCO Europe Limited	Sr. Vice President
Spalding, Scott M.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Spandri, Tobias	Germany Fixed Income	Vice President
Spicijaric, Jennifer N.	Pacific Investment Mgt Co. LLC	Vice President
Springer, Jeffrey	PIMCO Australia Pty. Ltd.	Sr. Vice President
Staub, Christian Martin	Pacific Investment Mgt Co. LLC	Vice President
Stauffer, Christina	Pacific Investment Mgt Co. LLC	Vice President
Strauch, Joel Edward	Pacific Investment Mgt Co. LLC	Sr. Vice President
Stravato, Richard	Pacific Investment Mgt Co. LLC	Vice President

Strelow, Peter G	Pacific Investment Mgt Co. LLC	Sr. Vice President
Struc, Alexandru	PIMCO Europe Limited	Vice President
Sun, Hao	PIMCO Hong Kong	Vice President
Suo, Yuanyuan	Pacific Investment Mgt Co. LLC	Vice President
Suskind, Donald W.	Pacific Investment Mgt Co. LLC	Vice President
Suter, Joachim	PIMCO Europe Limited	Vice President
Takano, Makoto	PIMCO Japan Limited	Managing Director
Takechi, Yoichi	PIMCO Japan Limited	Vice President
Takeuchi, Ichiro	PIMCO Japan Limited	Vice President
Tarman, Daniel I	Pacific Investment Mgt Co. LLC	Executive VP
Telish, Christine M.	Pacific Investment Mgt Co. LLC	Vice President
Tersin, Dominique	PIMCO Europe Limited	Vice President
Theodore, Kyle J.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Thompson, Michael Frazier	PIMCO Europe Limited	Vice President
Thompson, William S.	Pacific Investment Mgt Co. LLC	Managing Director
Thurston, Powell C.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Toloui-Tehrani, Ramin	Pacific Investment Mgt Co. LLC	Sr. Vice President
Tomlinson, Brian	Germany Fixed Income	Vice President
Traber, Eva-Maria	Germany Fixed Income	Vice President
Trevithick, Natalie	Pacific Investment Mgt Co. LLC	Vice President
Trovato, Michael J.	Pacific Investment Mgt Co. LLC	Vice President
Tsubota, Shiro	PIMCO Japan Limited	Sr. Vice President
Tyson, Richard E.	Pacific Investment Mgt Co. LLC	Executive VP
Vallarta-Jordal, Maria-Theresa	F. Pacific Investment Mgt Co. LLC	Sr. Vice President
Van De Zilver, Peter A.	Pacific Investment Mgt Co. LLC	Vice President
van Heel, Marc	PIMCO Europe Limited	Executive VP
van Zoelen, Henk Jan	PIMCO Europe Limited	Vice President
Velasco, Christine Ann	Pacific Investment Mgt Co. LLC	Vice President
Velicer, Erik A.	PIMCO Europe Limited	Vice President
Viana, David	PIMCO Europe Limited	Sr. Vice President
von der Linden, Greg	Pacific Investment Mgt Co. LLC	Vice President
Wada, Hiromi	PIMCO Japan Limited	Sr. Vice President
Walenbergh, Mark	PIMCO Europe Limited	Vice President
Walker, Trent W.	Pacific Investment Mgt Co. LLC	Vice President
Walther, Kasten	Germany Fixed Income	Vice President
Ward, Jim	Pacific Investment Mgt Co. LLC	Executive VP
Watchorn, Michael C.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Webster, Duncan Blair	PIMCO Canada Mgmt	Sr. Vice President
Weil, Richard M.	Pacific Investment Mgt Co. LLC	Managing Director
Weinberger, Michele Deborah	Pacific Investment Mgt Co. LLC	Vice President
White, Timothy C.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Whiting, Lori Lynn	Pacific Investment Mgt Co. LLC	Sr. Vice President
Whitton, Bransby M.	PIMCO Asia Pte Ltd	Vice President
Wild, Christian	Germany Fixed Income	Sr. Vice President
Wildforster, Kai	Germany Fixed Income	Vice President
Willemsen, Michael J.	Pacific Investment Mgt Co. LLC	Vice President
Williams III, Charles A	Pacific Investment Mgt Co. LLC	Vice President
Williams, Jason A.	Pacific Investment Mgt Co. LLC	Vice President
Wilner, Mitchell W.	Pacific Investment Mgt Co. LLC	Sr. Vice President
Wilson, John F.	PIMCO Australia Pty. Ltd.	Executive VP
Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Executive VP
Winters, Kevin Michael	Pacific Investment Mgt Co. LLC	Vice President
Witt, Frank	Germany Fixed Income	Sr. Vice President
Wittkop, Andrew T.	Pacific Investment Mgt Co. LLC	Vice President
Wolf, Greggory S.	Pacific Investment Mgt Co. LLC	Vice President
Wong, Tammy Nguyen	Pacific Investment Mgt Co. LLC	Vice President

Wood, George H.	Pacific Investment Mgt Co. LLC	Executive VP
Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Executive VP
Xu, Jianghua	Pacific Investment Mgt Co. LLC	Vice President
Yamamoto, Shinichi	PIMCO Japan Limited	Sr. Vice President
Yang, Jing	Pacific Investment Mgt Co. LLC	Vice President
Yasnov, Vadim Igorevich	Pacific Investment Mgt Co. LLC	Vice President
Young, David	Pacific Investment Mgt Co. LLC	Executive VP
Yu, Anna W.	Pacific Investment Mgt Co. LLC	Vice President
Yu, Cheng-Yuan	Pacific Investment Mgt Co. LLC	Executive VP
Yu, Walter	Pacific Investment Mgt Co. LLC	Vice President
Zerner, Mary Alice	PIMCO Europe Limited	Vice President
Zhang, Ji Sheng	Germany Fixed Income	Vice President
Zheng, Yingying	Pacific Investment Mgt Co. LLC	Vice President
Zhu, Changhong	Pacific Investment Mgt Co. LLC	Managing Director
* * *
Transamerica ProFund UltraBear VP: Sub-Adviser – ProFund Advisors, LLC (“ProFund Advisors”)
          ProFund Advisors is located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. Its officers are: Michael L. Sapir, Chief Executive Officer; Louis M. Mayberg, President; William E. Seale, Chief Economist; Timothy N. Coakley, Chief Financial Officer; Victor M. Frye, Chief Compliance Officer; Todd B. Johnson, Chief Investment Officer.
Transamerica Asset Management, Inc. (“TAM”)
          TAM, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples, and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Trust.” Additionally, the following describes the principal occupation of other persons who serve as executive officers of TAM: Karen D. Heburn is Senior Vice President, Chief Financial Officer and Treasurer of TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. (“TFS”) and other related entities; Joseph P. Carusone is Senior Vice President of TAM and TFS; and Rick B. Resnik is Senior Vice President and Chief Compliance Officer of TAM.
* * *
Transamerica Templeton Global VP: Co-Sub-Adviser — Templeton Investment Counsel, LLC (“Templeton”)
          Templeton is located at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394. The executive officers of Templeton are as follows: Donald F. Reed, Chairman & CEO; Gary P. Motyl, President; Madison S. Gulley, Executive Vice President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President – Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive Vice President & Portfolio Manager — Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; Craig S. Tyle, Chief Legal Officer; Mark L. Constant, Treasurer; Robert C. Rosselot, Vice President and Secretary.
* * *
Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP and Transamerica T. Rowe Price Growth Stock VP: Sub-Adviser — T. Rowe Price Associates, Inc. (“T. Rowe”)
          T. Rowe is located at 100 East Pratt Street, Baltimore, Maryland 21202. Directors of T. Rowe are: Edward C. Bernard; James A.C. Kennedy; Mary J. Miller; Brian C. Rogers; and David J.L. Warren.

* * *
Transamerica Third Avenue Value VP: Sub-Adviser – Third Avenue Management LLC (“Third Avenue”)
          Third Avenue is a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017.
          The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of Third Avenue, certain key employees of the sub-adviser and the children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at Third Avenue or its predecessor for at least the past two years.
* * *
Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Equity II VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Science & Technology VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP and Transamerica Strategic Selection Fund (inactive): Sub-Adviser — Transamerica Investment Management, LLC (“TIM”). TIM is also Co-Sub-Adviser of Transamerica Templeton Global VP.
          TIM is located at 11111 Santa Monica Boulevard., Suite 820, Los Angeles, California 90025 The officers are Gary U. Rollé, Chief Executive Officer, Chief Investment Officer and Board Member; Geoffrey I. Edelstein, Principal, Managing Director, and Board Member; David W. Lubchenco, Principal and Managing Director; Bradley C. Slocum, Principal and Managing Director; Emme Devonish, Vice President and Chief Compliance Officer; Travis S. Weimer, Vice President and Chief Financial Officer; Ann Marie Swanson, Vice President, Secretary, and General Counsel; Todd M. Bergen, Board Member; John K. Carter, Board Member; Jeffrey A. McCroy, Board Member; and Mark W. Mullin, Board Member.
* * *
Transamerica Van Kampen Mid-Cap Growth VP: Sub-Adviser — Van Kampen Asset Management (“Van Kampen”); Transamerica Van Kampen Large Cap Core VP and Transamerica Van Kampen Active International Allocation VP: Sub-Adviser — Morgan Stanley Investment Management Inc. (doing business as Van Kampen)
          Van Kampen serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Owen D. Thomas, Managing Director and President; Dennis Shea, Managing Director and Chief Investment Officer – Global Equity Group; J. David Germany, Managing Director and Chief Investment Officer – Global Fixed Income Group; Kenneth Castiglia, Managing Director, Chief Financial Officer and Treasurer; Amy R. Doberman, Managing Director and Secretary; and Mary Ann Piccioto, Executive Director and Chief Compliance Officer. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Mr. Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 — 5555. The address of Messrs. Thomas, Shea, Germany and Ms. Doberman is 522 Fifth Avenue, New York, New York 10036. The address of Mr. Castiglia is 195 Broadway, New York, New York 10007. The address of Ms. Piccioto is Harborside Financial Center, Plaza II, Jersey City, New Jersey 07311.
Item 27. Principal Underwriter
(a)	Transamerica Capital, Inc. (“TCI”) is the principal underwriter for TST. TCI, whose address is 4600 South Syracuse Street, Denver, Colorado 80237-2719, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)	Directors and Officers of TCI:

		Positions and Offices with	Positions and Offices
Name	Location	Underwriter	with Registrant
Robert R. Frederick	(1)	Director, Chief Operations Officer and President	N/A

Mark W. Mullin	(1)	Director	N/A

Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A

John T. Mallet	(1)	Director	N/A

Michael Brandsma	(2)	Executive Vice President and Chief Financial Officer	N/A

David R. Paulsen	(2)	Executive Vice President	N/A

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer	N/A

Michael G. Petko	(2)	Executive Vice President	N/A

Frank A. Camp	(1)	Secretary	N/A

Courtney John	(2)	Vice President and Chief Compliance Officer	N/A

Linda Gilmer	(1)	Vice President	N/A

Karen D. Heburn	(4)	Vice President	N/A

Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary

Kyle A. Keelan	(4)	Assistant Vice President	N/A

John Fischer	(4)	Assistant Vice President	N/A

Amy J. Boyle	(4)	Assistant Vice President	N/A

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A

Christy Post-Rissin	(4)	Assistant Vice President	N/A

Brenda L. Smith	(4)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(4)	Assistant Vice President	N/A

Tamara D. Barkdoll	(2)	Assistant Secretary	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse Street, Suite 1100, Denver, CO 80237-2719

(3)	400 W. Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 N. Charles Street, Baltimore, MD 21202

Item 28. Location of Accounts and Records.
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg, Florida 33716, or at the offices of the Fund’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.
Item 29. Management Services.
Not applicable
Item 30. Undertakings.
Not applicable

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 17th day of February, 2009.

TRANSAMERICA SERIES TRUST
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 78 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title		Date

/s/ John K. Carter John K. Carter	Trustee	February 17, 2009

/s/ Sandra N. Bane Sandra N. Bane **	Trustee	February 17, 2009

/s/ Leo J. Hill Leo J. Hill*	Trustee	February 17, 2009

/s/ Neal M. Jewell Neal M. Jewell*	Trustee	February 17, 2009

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	February 17, 2009

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	February 17, 2009

/s/ Norm R. Nielsen Norm R. Nielsen*	Trustee	February 17, 2009

/s/ Joyce Galpern Norden Joyce Galpern Norden*	Trustee	February 17, 2009

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	February 17, 2009

/s/ John W. Waechter John W. Waechter*	Trustee	February 17, 2009

/s/ Joseph P. Carusone Joseph P. Carusone	Vice President, Treasurer and Principal Financial Officer	February 17, 2009

/s/ Dennis P. Gallagher Dennis P. Gallagher		February 17, 2009

*	Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement as filed on January 31, 2008.

**	Attorney-in-fact pursuant to the power of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement as filed on April 29, 2008.

WASHINGTON, DC 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 78 to
Registration Statement on
Form N-1A
Transamerica Series Trust
Registration No. 033-00507
EXHIBIT INDEX

Exhibit Number Description of Exhibit

Not applicable